Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report − September 30, 2025 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
FIXED INCOME SECURITIES (98.4%)
Albania (0.9%)
Sovereign (0.9%)
Albania Government International Bond,
3.50%, 11/23/31	EUR	100	$115
4.75%, 2/14/35		1,141	1,353
			1,468
Angola (0.9%)
Corporate Bonds (0.8%)
Azule Energy Finance PLC,
8.13%, 1/23/30 (a)		$1,133	1,144

Sovereign (0.1%)
Angolan Government International Bond,
8.75%, 4/14/32		200	191
			1,335
Argentina (3.3%)
Corporate Bonds (1.2%)
Banco Macro SA,
8.00%, 6/23/29 (a)		508	497
Empresa Distribuidora de Electricidad de Mendoza SA,
9.75%, 7/28/31 (a)(b)		670	616
Generacion Mediterranea SA/Central Termica Roca SA,
11.00%, 11/1/31 (a)(c)(d)		426	237
YPF SA,
8.25%, 1/17/34 (a)		468	452
			1,802
Senior Loan Interests (1.1%)
Provincia De Neuquen,
1 Month SOFR + 7.30%, 11.58%, 5/28/27 (e)		126	128
1 Month SOFR + 7.30%, 11.58%, 5/28/27 (e)		161	162
Telecom Argentina SA
3 Month SOFR + 5.00%, 9.20%, 2/23/29 (e)		278	283
VMOS SA,
6 Month SOFR + 5.50%, 9.70%, 7/8/30 (e)		321	321
6 Month SOFR + 5.50%, 9.48%, 7/8/30		869	869
			1,763
Sovereign (1.0%)
Argentine Republic Government International Bond,
0.75%, 7/9/30 (b)		240	162
1.00%, 7/9/29		160	117
3.50%, 7/9/41 (b)		300	146
4.13%, 7/9/35 (b)		300	157
5.00%, 1/9/38 (b)		300	170
Provincia de Cordoba,
9.75%, 7/2/32 (a)		927	887
			1,639
			5,204
Armenia (0.1%)
Sovereign (0.1%)
Republic of Armenia International Bond, 6.75%, 3/12/35		200	204

Azerbaijan (0.2%)
Sovereign (0.2%)
Republic of Azerbaijan International Bond, 3.50%, 9/1/32		340	317

Bahamas (1.4%)
Senior Loan Interests (1.0%)
Commonwealth of Bahamas, 2024 EUR Term Loan,
6 Month EURIBOR + 6.85%, 8.89%, 11/24/28 (e)	EUR	1,313	1,591

Sovereign (0.4%)
Bahamas Government International Bond,
8.25%, 6/24/36 (a)		$284	307
8.95%, 10/15/32		200	223
			530
			2,121

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report − September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
Benin (1.4%)
Sovereign (1.4%)
Benin Government International Bond,
4.88%, 1/19/32	EUR	150	$168
4.95%, 1/22/35		473	512
6.88%, 1/19/52		703	755
7.96%, 2/13/38		$500	512
8.38%, 1/23/41		200	210
			2,157
Bosnia and Herzegovina (0.2%)
Sovereign (0.2%)
Federation of Bosnia & Herzegovina Eurobond,
5.50%, 7/17/30	EUR	314	382

Brazil (6.0%)
Corporate Bonds (6.0%)
Adecoagro SA,
7.50%, 7/29/32 (a)		$302	296
Ambipar Lux SARL,
10.88%, 2/5/33		200	34
Braskem Netherlands Finance BV,
4.50%, 1/31/30		1,155	436
8.50%, 1/23/81		518	86
Constellation Oil Services Holding SA,
9.38%, 11/7/29 (a)		844	866
Embraer Netherlands Finance BV,
5.40%, 1/9/38 (f)		360	359
FORESEA Holding SA,
7.50%, 6/15/30		946	927
Gol Finance, Inc.,
14.38%, 6/6/30 (a)		839	864
MV24 Capital BV,
6.75%, 6/1/34		609	605
Oceanica Lux,
13.00%, 10/2/29 (a)		827	844
OHI Group SA,
13.00%, 7/22/29 (a)		1,254	1,329
OI SA
7.50% Cash, 6.00% PIK,
13.50%, 6/30/27 (a)(g)		481	317
Raizen Fuels Finance SA,
6.25%, 7/8/32 (a)		200	195
6.70%, 2/25/37		286	278
Samarco Mineracao SA
0.00% Cash, 9.00% PIK,
9.00%, 6/30/31 (g)		1,562	1,571
Unigel Luxembourg SA
13.50% Cash or 15.00% PIK,
13.50%, 12/31/27 (g)		34	26
Yinson Boronia Production BV,
8.95%, 7/31/42 (a)		197	220
			9,253
Bulgaria (0.2%)
Sovereign (0.2%)
Bulgaria Government International Bond,
5.00%, 3/5/37		280	281

Cameroon (0.5%)
Corporate Bond (0.4%)
Golar LNG Ltd.,
7.75%, 9/19/29		600	609

Sovereign (0.1%)
Republic of Cameroon International Bond,
9.50%, 7/31/31		209	201
			810
Chile (1.9%)
Sovereign (1.9%)
Chile Government International Bond,
2.55%, 7/27/33		700	603
3.50%, 1/25/50		1,100	803
4.95%, 1/5/36		1,500	1,509
			2,915
China (1.6%)
Corporate Bonds (1.6%)
Alibaba Group Holding Ltd.,
0.50%, 6/1/31		183	337
China Oil & Gas Group Ltd.,
4.70%, 6/30/26		1,101	1,094
H World Group Ltd.,
3.00%, 5/1/26		140	155
KWG Group Holdings Ltd.,
7.88%, 8/30/24 (c)(d)		654	40

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report − September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
Corporate Bonds (cont'd)
Longfor Group Holdings Ltd.,
3.95%, 9/16/29		$372	$324
PDD Holdings, Inc.,
0.00%, 12/1/25		143	142
Shimao Group Holdings Ltd.,
0.00%, 7/21/26 (a)		168	10
2.00% Cash or 3.00% PIK, 2.00%, 7/21/32 - 1/21/34 (a)(g)		774	22
5.00% Cash or 6.00% PIK, 5.00%, 7/21/31 (a)(g)		1,057	48
Sunac China Holdings Ltd.,
0.00% Cash, 1.00% PIK, 1.00%, 9/30/32 (c)(d)		124	17
5.00% Cash, 6.00% PIK, 11.00%, 9/30/26 (c)(d)		105	16
5.25% Cash, 6.25% PIK, 11.50%, 9/30/27 (c)(d)		106	16
5.50% Cash, 6.50% PIK, 12.00%, 9/30/27 (c)(d)		212	32
5.75% Cash, 6.75% PIK, 12.50%, 9/30/28 (c)(d)		318	49
6.00% Cash, 7.00% PIK, 13.00%, 9/30/29 (c)(d)		319	50
6.25% Cash, 7.25% PIK, 13.50%, 9/30/30 (c)(d)		150	23
Times China Holdings Ltd.,
5.55%, 6/4/24 (c)(d)		2,015	76
6.75%, 7/16/23 (c)(d)		410	14
			2,465
Colombia (3.2%)
Corporate Bonds (2.7%)
ABRA Global Finance
6.00% Cash, 8.00% PIK,
14.00%, 10/22/29 (a)(g)		895	872
Avianca Midco 2 PLC,
9.00%, 12/1/28 (a)		936	938
9.63%, 2/14/30 (a)		304	303
Banco Davivienda SA,
10 yr. CMT + 5.10%, 6.65%, 4/22/31 (h)		208	193
8.13%, 7/2/35 (a)		507	527
Banco de Occidente SA,
10.88%, 8/13/34		650	733
Canacol Energy Ltd.,
5.75%, 11/24/28		548	190
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA,
5.38%, 12/30/30		411	383
			4,139
Sovereign (0.5%)
Colombia Government International Bond,
7.75%, 11/7/36		600	630
8.38%, 11/7/54		200	212
			842
			4,981
Costa Rica (0.8%)
Sovereign (0.8%)
Costa Rica Government International Bond,
6.55%, 4/3/34		1,100	1,181

Dominican Republic (2.3%)
Sovereign (2.3%)
Dominican Republic International Bond,
4.50%, 1/30/30		200	196
4.88%, 9/23/32		1,700	1,628
5.30%, 1/21/41		300	272
6.00%, 2/22/33		200	205
6.85%, 1/27/45 (a)		800	831
7.45%, 4/30/44 (a)		400	440
			3,572
Ecuador (2.7%)
Sovereign (2.7%)
Ecuador Government International Bond,
0.00%, 7/31/30		1,829	1,406
6.90%, 7/31/30 - 7/31/35 (b)		3,355	2,836
			4,242
Egypt (2.8%)
Sovereign (2.8%)
Egypt Government International Bond,
5.63%, 4/16/30	EUR	600	671
6.38%, 4/11/31		900	1,015

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report − September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
Sovereign (cont'd)
7.30%, 9/30/33		$300	$284
7.90%, 2/21/48		1,000	833
8.50%, 1/31/47		1,200	1,061
8.63%, 2/4/30		207	220
9.45%, 2/4/33		241	258
			4,342
El Salvador (0.8%)
Sovereign (0.8%)
El Salvador Government International Bond,
7.65%, 6/15/35		216	220
8.25%, 4/10/32		450	480
9.25%, 4/17/30		212	232
9.65%, 11/21/54 (a)		229	248
			1,180
Ethiopia (1.8%)
Sovereign (1.8%)
Ethiopia International Bond,
6.63%, 12/11/24		2,960	2,845

Gabon (0.2%)
Sovereign (0.2%)
Gabon Government International Bond,
6.63%, 2/6/31		300	242

Georgia (1.1%)
Corporate Bonds (1.1%)
Bank of Georgia JSC,
9.50%, 7/16/29 (h)		830	843
TBC Bank JSC,
10.25%, 7/30/29 (h)		830	852
			1,695
Ghana (0.8%)
Corporate Bonds (0.8%)
Kosmos Energy Ltd.,
8.75%, 10/1/31		976	758
Puma International Financing SA,
7.75%, 4/25/29		200	207
Tullow Oil PLC,
10.25%, 5/15/26		378	325
			1,290
Greece (0.4%)
Corporate Bond (0.4%)
Alpha Bank SA,
7.50%, 6/10/30 (h)	EUR	508	655

Guatemala (1.0%)
Sovereign (1.0%)
Guatemala Government Bond,
3.70%, 10/7/33		$400	356
5.38%, 4/24/32		700	706
6.55%, 2/6/37		500	529
			1,591
Guyana (0.1%)
Corporate Bond (0.1%)
Secure International Finance Co., Inc.,
10.00%, 6/3/29 (a)		185	186

Honduras (1.1%)
Sovereign (1.1%)
Honduras Government International Bond,
8.63%, 11/27/34 (a)		1,616	1,776

Hong Kong (0.6%)
Corporate Bonds (0.6%)
CAS Capital No. 1 Ltd.,
4.00%, 7/12/26 (h)		600	594
Li & Fung Ltd.,
8.38%, 2/5/29		390	407
			1,001
Hungary (2.3%)
Corporate Bonds (0.7%)
MBH Bank Nyrt,
5.25%, 1/29/30	EUR	383	460
6.88%, 11/8/35		200	251
OTP Bank Nyrt,
7.30%, 7/30/35		$305	325
			1,036

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report − September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount	Value
	(000)	(000)
Sovereign (1.6%)
Hungary Government International Bond,
5.50%, 3/26/36	$1,600	$1,616
6.25%, 9/22/32	800	859
		2,475
		3,511
India (1.2%)
Corporate Bonds (1.2%)
HDFC Bank Ltd.,
3.70%, 8/25/26 (h)	516	508
Piramal Capital & Housing Finance Ltd.,
7.80%, 1/29/28	550	564
Vedanta Resources Finance II PLC,
9.48%, 7/24/30 (a)	200	202
10.25%, 6/3/28 (a)	210	217
11.25%, 12/3/31 (a)	410	440
		1,931
Iraq (0.1%)
Sovereign (0.1%)
Iraq International Bond,
5.80%, 1/15/28	128	128

Jamaica (0.8%)
Corporate Bonds (0.7%)
Digicel International Finance Ltd./Difl U.S. LLC,
8.63%, 8/1/32 (a)	390	401
NCB Financial Group Ltd.,
11.00%, 7/31/30 (a)	620	620
		1,021
Senior Loan Interests (0.1%)
Digicel International Finance Ltd.,
2025 Term Loan B,
3 Month SOFR + 5.25%, 9.48%, 8/6/32 (e)	200	201
		1,222
Jordan (0.6%)
Sovereign (0.6%)
Jordan Government International Bond,
5.85%, 7/7/30	1,006	1,005

Kazakhstan (0.9%)
Corporate Bonds (0.9%)
ForteBank JSC,
7.75%, 2/4/30 (a)	1,030	1,055
Kaspi.KZ JSC,
6.25%, 3/26/30	395	407
		1,462
Kenya (0.6%)
Sovereign (0.6%)
Republic of Kenya Government International Bond,
8.25%, 2/28/48	347	315
9.50%, 3/5/36	600	617
		932
Kuwait (2.6%)
Sovereign (2.6%)
Kuwait International Bond,
4.65%, 10/9/35	2,120	2,120
State of Kuwait,
5.00%, 10/9/30	1,990	1,990
		4,110
Lebanon (1.4%)
Sovereign (1.4%)
Lebanon Government International Bond,
5.80%, 4/14/20 (c)(d)	1,070	240
6.00%, 1/27/23 (c)(d)	665	150
6.10%, 10/4/22 (c)(d)	1,107	249
6.15%, 6/19/20 (c)(d)	24	5
6.20%, 2/26/25 (c)(d)	129	29
6.25%, 5/27/22 - 6/12/25 (c)(d)	425	96
6.38%, 3/9/49 (c)(d)	72	16
6.40%, 5/26/23 (c)(d)	2,809	635
6.60%, 11/27/26 (c)(d)	11	2
6.65%, 11/3/28 - 4/22/49 (c)(d)	542	122
6.85%, 3/23/27 - 5/25/29 (c)(d)	2,115	478
7.00%, 3/20/28 - 3/23/32 (c)(d)	801	182
7.25%, 3/23/37 (c)(d)	151	34
8.25%, 4/12/21 (c)(d)	17	4
		2,242

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report − September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
Malaysia (0.6%)
Corporate Bonds (0.6%)
Petronas Capital Ltd.,
2.48%, 1/28/32		$600	$541
4.55%, 4/21/50		520	461
			1,002
Mexico (3.6%)
Corporate Bonds (2.1%)
Banco Mercantil del Norte SA,
8.38%, 5/20/31 (a)(h)		550	580
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico,
5 yr. CMT + 2.65%, 5.13%, 1/18/33		350	344
8.45%, 6/29/38		398	442
Braskem Idesa SAPI,
6.99%, 2/20/32		309	184
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323
11.00% Cash, 2.00% PIK,
13.00%, 9/12/30 (g)		804	462
Grupo Aeromexico SAB de CV,
8.63%, 11/15/31 (a)		695	696
Total Play Telecomunicaciones SA de CV,
11.13%, 12/31/32 (a)		479	473
			3,181
Sovereign (1.5%)
Mexico Government International Bond,
4.40%, 2/12/52		400	300
5.85%, 7/2/32		300	310
6.35%, 2/9/35		400	423
Petroleos Mexicanos,
4.50%, 1/23/26		311	309
6.75%, 9/21/47		685	566
6.84%, 1/23/30		252	257
6.88%, 8/4/26		186	189
			2,354
			5,535
Mongolia (1.0%)
Corporate Bonds (0.6%)
Golomt Bank,
11.00%, 5/20/27		263	272
Mongolian Mining Corp.,
8.44%, 4/3/30		200	203
State Bank LLC,
8.90%, 9/25/28		410	409
			884
Sovereign (0.4%)
Mongolia Government International Bond,
6.63%, 2/25/30		400	407
7.88%, 6/5/29		280	297
			704
			1,588
Montenegro (1.2%)
Sovereign (1.2%)
Montenegro Government International Bond,
4.88%, 4/1/32	EUR	1,550	1,831

Morocco (0.5%)
Sovereign (0.5%)
Morocco Government International Bond,
3.00%, 12/15/32		$500	443
4.00%, 12/15/50 (a)		400	294
			737
Mozambique (0.4%)
Sovereign (0.4%)
Mozambique International Bond,
9.00%, 9/15/31 (b)		637	569

Nicaragua (0.3%)
Corporate Bond (0.3%)
Polaris Renewable Energy, Inc.,
9.50%, 12/3/29		375	393

Nigeria (1.8%)
Corporate Bond (0.4%)
Access Bank PLC,
6.13%, 9/21/26		625	624

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report − September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
Sovereign (1.4%)
Nigeria Government International Bond,
7.70%, 2/23/38		$350	$325
10.38%, 12/9/34		1,716	1,912
			2,237
			2,861
Oman (2.2%)
Sovereign (2.2%)
Oman Government International Bond,
6.00%, 8/1/29		300	317
6.25%, 1/25/31		1,000	1,080
6.75%, 1/17/48		500	550
7.38%, 10/28/32		1,200	1,399
			3,346
Pakistan (1.1%)
Corporate Bond (0.4%)
Veon Midco BV,
3.38%, 11/25/27		635	597

Sovereign (0.7%)
Pakistan Government International Bond,
6.88%, 12/5/27		407	408
7.38%, 4/8/31		728	715
			1,123
			1,720
Panama (2.4%)
Senior Loan Interests (0.2%)
Coral-U.S. Co-Borrower LLC,
2025 Term Loan B7,
3 Month SOFR + 3.25%, 7.57%, 1/31/32 (e)		313	310

Sovereign (2.2%)
Banco Latinoamericano de Comercio Exterior SA,
7.50%, 9/17/32 (a)(h)		205	211
Panama Government International Bond,
4.50%, 4/1/56		1,924	1,412
6.70%, 1/26/36		802	849
7.50%, 3/1/31		800	880
			3,352
			3,662
Paraguay (0.7%)
Corporate Bond (0.1%)
Frigorifico Concepcion SA,
7.70%, 7/21/28		229	170

Senior Loan Interests (0.6%)
Term Loan B,
3 Month SOFR + 5.50%, 9.63%, 12/8/26 (e)		843	857
			1,027
Peru (1.9%)
Corporate Bonds (1.3%)
Auna SA,
10.00%, 12/18/29 (a)		731	776
Camposol SA,
6.00%, 2/3/27		318	314
Peru LNG Srl,
5.38%, 3/22/30		319	306
Petroleos del Peru SA,
5.63%, 6/19/47		800	592
			1,988
Sovereign (0.6%)
Peruvian Government International Bond,
3.00%, 1/15/34		200	174
3.30%, 3/11/41		500	389
5.88%, 8/8/54		400	403
			966
			2,954
Philippines (1.6%)
Sovereign (1.6%)
Philippine Government International Bond,
4.75%, 3/5/35		1,200	1,210
5.00%, 7/17/33		800	828
5.50%, 1/17/48		500	511
			2,549
Romania (5.3%)
Sovereign (5.3%)
Romanian Government International Bond,
1.75%, 7/13/30	EUR	148	153
2.00%, 4/14/33		118	109

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report − September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
Sovereign (cont'd)
2.63%, 12/2/40	EUR	218	$165
2.75%, 4/14/41		117	89
2.88%, 4/13/42		125	95
3.38%, 1/28/50		73	54
3.88%, 10/29/35		768	770
4.63%, 4/3/49		661	603
5.13%, 6/15/48		$72	58
5.63%, 2/22/36	EUR	221	253
5.75%, 3/24/35		$2,074	2,002
5.88%, 7/11/32	EUR	288	347
6.00%, 5/25/34		$72	72
6.00%, 9/24/44	EUR	620	695
6.25%, 9/10/34		148	180
6.75%, 7/11/39		728	875
7.50%, 2/10/37		$1,466	1,576
7.63%, 1/17/53		144	154
			8,250
Saudi Arabia (0.8%)
Corporate Bonds (0.8%)
Riyad Sukuk Ltd.,
6.21%, 7/14/35		390	399
Saudi Awwal Bank,
5.95%, 9/4/35		400	405
SNB Funding Ltd.,
6.00%, 6/24/35		390	400
			1,204
Senegal (0.2%)
Sovereign (0.2%)
Senegal Government International Bond,
5.38%, 6/8/37	EUR	347	269

Serbia (0.4%)
Sovereign (0.4%)
Serbia International Bond,
2.05%, 9/23/36		432	397
2.13%, 12/1/30		$300	263
			660
Sri Lanka (2.2%)
Sovereign (2.2%)
Sri Lanka Government International Bond,
3.10%, 1/15/30 (a)(b)		795	746
3.35%, 3/15/33 (a)(b)		700	602
3.60%, 6/15/35 - 2/15/38 (a)(b)		1,590	1,385
4.00%, 4/15/28 (a)		778	746
			3,479
Suriname (4.3%)
Senior Loan Interests (1.7%)
Staatsolie Maatschappij Suriname NV,
2025 Revolver, 1.93%, 4/25/32		2,700	2,700

Sovereign (2.6%)
Suriname Government International Bond,
4.95% Cash, 3.00% PIK, 7.95%, 7/15/33 (a)(g)		2,172	2,166
9.00%, 12/31/50 (a)(e)		1,517	1,791
			3,957
			6,657
Tanzania, United Republic Of (4.2%)
Senior Loan Interests (4.2%)
HTA Group Ltd.,
2024 Term Loan Tranche A,
3 Month SOFR + 4.31%, 8.73%, 9/13/28 (e)		120	120
2024 Tranche C Term Loan,
3 Month SOFR + 4.31%, 8.71%, 9/13/28 (e)		760	756
Tanzania,
2024 Term Loan A2,
6 Month SOFR + 5.45%, 9.46%, 2/27/31 (e)		5,600	5,600
			6,476
Togo (0.5%)
Corporate Bonds (0.5%)
Ecobank Transnational, Inc.,
10.13%, 10/15/29 (a)		787	838

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report − September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount	Value
	(000)	(000)
Corporate Bonds (cont'd)
Trinidad And Tobago (0.1%)
Sovereign (0.1%)
Trinidad & Tobago Government International Bond,
5.95%, 1/14/31	$200	$204

Turkey (1.1%)
Corporate Bonds (1.1%)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS,
9.50%, 7/10/36	282	286
Limak Yenilenebilir Enerji AS,
9.63%, 8/12/30 (a)	519	517
WE Soda Investments Holding PLC,
9.50%, 10/6/28	250	243
Zorlu Enerji Elektrik Uretim AS,
11.00%, 4/23/30	675	622
		1,668
Ukraine (2.0%)
Corporate Bond (0.3%)
Kernel Holding SA,
6.75%, 10/27/27	613	559

Sovereign (1.7%)
Ukraine Government International Bond,
3.00%, 2/1/30 - 2/1/36 (b)	1,842	875
4.50%, 2/1/29 - 2/1/36 (b)	3,022	1,744
		2,619
		3,178
United Arab Emirates (1.9%)
Corporate Bond (0.4%)
Ittihad International Ltd.,
9.75%, 11/9/28	590	620

Sovereign (1.5%)
Abu Dhabi Government International Bond,
3.13%, 4/16/30	700	681
3.88%, 4/16/50	700	575
5.00%, 4/30/34	1,000	1,062
		2,318
		2,938
Uruguay (1.4%)
Sovereign (1.4%)
Uruguay Government International Bond,
5.10%, 6/18/50	500	475
5.44%, 2/14/37	1,600	1,676
		2,151
Uzbekistan (2.0%)
Corporate Bonds (1.3%)
Jscb Agrobank,
9.25%, 10/2/29	1,250	1,359
Uzbek Industrial & Construction Bank ATB,
8.95%, 7/24/29	550	597
		1,956
Senior Loan Interests (0.1%)
Navoi Mining & Metallurgical Co.,
2024 Term Loan,
3 Month SOFR + 4.76%, 9.09%, 4/23/27 (e)	110	110

Sovereign (0.6%)
National Bank of Uzbekistan,
8.50%, 7/5/29	920	989
		3,055
Venezuela (3.8%)
Sovereign (3.8%)
Petroleos de Venezuela SA,
5.38%, 4/12/27 (c)(d)	2,666	435
5.50%, 4/12/37 (c)(d)	1,084	177
6.00%, 10/28/22 - 11/15/26 (c)(d)	6,485	1,027
8.50%, 10/27/20 - 10/20/27 (c)(d)	1,230	1,322
9.00%, 11/17/21 (c)(d)	1,235	204
9.75%, 5/17/35 (c)(d)	1,600	292
12.75%, 2/17/22 (c)(d)	881	163
Venezuela Government International Bond,
6.00%, 12/9/20 (c)(d)	864	155
7.00%, 12/1/18 - 3/31/38 (c)(d)	681	137
7.65%, 4/21/25 (c)(d)	800	165
7.75%, 10/13/49 (c)(d)	1,402	265
8.25%, 10/13/24 (c)(d)	1,214	251
9.00%, 5/7/23 (c)(d)	779	163

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report − September 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Sovereign (cont'd)
9.25%, 9/15/27 - 5/7/28 (c)(d)	$1,933	$470
9.38%, 1/13/34 (c)(d)	132	36
11.75%, 10/21/26 (c)(d)	443	107
11.95%, 8/5/31 (c)(d)	812	196
12.75%, 8/23/22 (c)(d)	1,200	284
13.63%, 8/15/18 - 8/15/49 (c)(d)	252	59
		5,908
Zambia (0.1%)
Sovereign (0.1%)
Zambia Government International Bond,
5.75%, 6/30/33 (b)	202	194
TOTAL FIXED INCOME SECURITIES (COST $153,750)		153,137

	No. of Warrants
WARRANTS (2.8%)
Ukraine (2.8%)
Ukraine Government International Bond expires 8/1/41 (c)(d)(i)	5,479,000	4,392

Venezuela (0.0%)‡
Venezuela Government International Bond, Oil-Linked Payment Obligation expires 4/15/20 (e)(h)(i)	5,450	33
TOTAL WARRANTS (COST $4,060)		4,425

Shares
SHORT-TERM INVESTMENTS (3.3%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (j) (Cost $4,596)	4,596,150	4,596

	Face Amount (000)	Value (000)
United States (0.3%)
U.S. Treasury Security (0.3%)
U.S. Treasury Bill,
4.3%, 11/20/25 (k) (Cost $482)	$485	482
TOTAL SHORT-TERM INVESTMENTS (COST $5,078)		5,078
Total Investments (104.5%) (Cost $162,888)(l)(m)(n)		162,640
Liabilities in Excess of Other Assets (-4.5%)		(7,031)
Net Assets (100.0%)		$155,609

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	Floating or variable rate securities: The rates disclosed are as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(f)	When-issued security.
(g)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(h)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of September 30, 2025.
(i)	Non-income producing security.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Fund.
(k)	Rate shown is the yield to maturity at September 30, 2025.
(l)	Securities are available for collateral in connection with purchase of when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(m)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(n)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,345,000 and the aggregate gross unrealized depreciation is approximately $10,853,000, resulting in net unrealized appreciation of approximately $492,000.
CMT	Constant Maturity Treasury Note Rate.
EUR	EURO
EURIBOR	Euro Interbank Offered Rate.
PIK	Payment-in-Kind.
SOFR	Secured Overnight Financing Rate.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report − September 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2025:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	EUR	2,000		$2,340	10/10/25	$(10)
Barclays Bank PLC	EUR	1,000		$1,170	10/10/25	(5)
Barclays Bank PLC	EUR	1,000		$1,170	10/10/25	(5)
Barclays Bank PLC	EUR	1,000		$1,170	10/10/25	(5)
Barclays Bank PLC	EUR	1,000		$1,170	10/10/25	(5)
Barclays Bank PLC	EUR	1,000		$1,170	10/10/25	(5)
Barclays Bank PLC	EUR	1,000		$1,170	10/10/25	(5)
HSBC Bank PLC		$194	EUR	166	10/10/25	1
HSBC Bank PLC		$1,541	EUR	1,300	10/10/25	(14)
State Street Bank and Trust Co.	EUR	235		$275	10/10/25	(1)
State Street Bank and Trust Co.	EUR	314		$368	10/10/25	(2)
State Street Bank and Trust Co.	EUR	293		$342	10/10/25	(1)
State Street Bank and Trust Co.	EUR	539		$630	10/10/25	(3)
State Street Bank and Trust Co.	EUR	313		$366	10/10/25	(2)
State Street Bank and Trust Co.	EUR	1,719		$2,010	10/10/25	(9)
State Street Bank and Trust Co.	EUR	595		$696	10/10/25	(3)
State Street Bank and Trust Co.	EUR	505		$591	10/10/25	(2)
State Street Bank and Trust Co.	EUR	63		$73	10/10/25	(— @)
State Street Bank and Trust Co.	EUR	500		$585	10/10/25	(2)
State Street Bank and Trust Co.	EUR	727		$850	10/10/25	(4)
State Street Bank and Trust Co.	EUR	714		$835	10/10/25	(4)
State Street Bank and Trust Co.		$369	EUR	313	10/10/25	(1)
						$(87)

Futures Contracts:
The Fund had the following futures contracts open at September 30, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	14	Dec-25		$2,800	$2,918	$3
U.S. Treasury 5 yr. Note (United States)	25	Dec-25		2,500	2,730	4
U.S. Treasury 10 yr. Ultra Note (United States)	117	Dec-25		11,700	13,464	160
U.S. Treasury Long Bond (United States)	98	Dec-25		9,800	11,426	232
Ultra U.S. Treasury Bond (United States)	118	Dec-25		11,800	14,167	375
Short:
Euro-Buxl 30 yr. Bond Index (Germany)	3	Dec-25	EUR	(300)	(403)	(9)
German Euro-Schatz Index (Germany)	23	Dec-25		(2,300)	(2,889)	3
German Euro-Bobl Index (Germany)	31	Dec-25		(3,100)	(4,288)	1
German Euro-Bund Index (Germany)	51	Dec-25		(5,100)	(7,698)	(34)
U.S. Treasury 10 yr. Note (United States)	80	Dec-25		$(8,000)	(9,000)	5
						$740

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report − September 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at September 30, 2025:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC
Benin Government International Bonds	NR	Sell	1.00%	Quarterly	6/20/27	$100	$(2)	$(5)	$3
Barclays Bank PLC
Benin Government International Bonds	NR	Sell	1.00	Quarterly	6/20/27	100	(2)	(5)	3
Morgan Stanley & Co. LLC*
Egypt Government International Bonds	NR	Sell	1.00	Quarterly	12/20/28	303	(19)	(59)	40
Barclays Bank PLC
Pan American Energy LLC	NR	Sell	1.00	Quarterly	12/20/25	340	— @	(1)	1
Goldman Sachs International
Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/26	370	(1)	(10)	9
Morgan Stanley & Co. LLC*
Petrobras Global Finance BV	NR	Buy	1.00	Quarterly	12/20/30	2,896	64	73	(9)
Goldman Sachs International
Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	1,030	(11)	(24)	13
JPMorgan Chase Bank NA
Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	456	(5)	(12)	7
Barclays Bank PLC
Petroleos Mexicanos	NR	Sell	1.00	Quarterly	12/20/26	914	(5)	(14)	9
Barclays Bank PLC
Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	686	(8)	(17)	9
Barclays Bank PLC
Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	150	(2)	(4)	2
							$9	$(78)	$87

NR Not rated.

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
EUR	—	Euro

Portfolio Composition

	Percentage of
Classification	Total Investments
Sovereign	57.7%
Corporate Bonds	27.9
Senior Loan Interests	8.6
Other*	5.8
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $68,983,000 and net unrealized appreciation of approximately $740,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $87,000. Also does not include open swap agreements with net unrealized appreciation of approximately $87,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report − September 30, 2025 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the Adviser and/or the Sub-Adviser determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) over-the-counter (“OTC”) swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ( NAV ) as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report − September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report − September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

		Level 2
	Level 1	Other	Level 3
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$45,373	$—	$45,373
Senior Loan Interests	—	14,008	—	14,008
Sovereign	—	93,756	—	93,756
Total Fixed Income Securities	—	153,137	—	153,137
Warrants	—	4,425	—	4,425
Short-Term Investments
U.S. Treasury Security	—	482	—	482
Investment Company	4,596	—	—	4,596
Total Short-Term Investments	4,596	482	—	5,078
Foreign Currency Forward Exchange Contract	—	1	—	1
Futures Contracts	783	—	—	783
Credit Default Swap Agreements	—	96	—	96
Total Assets	5,379	158,141	—	163,520
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(88)	—	(88)
Futures Contracts	(43)	—	—	(43)
Credit Default Swap Agreement	—	(9)	—	(9)
Total Liabilities	(43)	(97)	—	(140)
Total	$5,336	$158,044	$—	$163,380

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.